Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Disaggregation Of Revenue
The following table sets forth the percentage of total Foundry revenue by industry:

	Year Ended December 31,
	2021	2020	2019
Consumer and technology	36%	12%	19%
Food and nutrition	25%	35%	39%
Industrial and environment	16%	29%	13%
Agriculture	8%	13%	18%
Pharma and Biotech	8%	2%	2%
Government and Defense	7%	9%	9%

Total Foundry revenue	100%	100%	100%